Reporting Segments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Life and annuity premiums and contract charges									$ 2,238	$ 2,168	$ 1,958
Net investment income									3,971	4,102	4,444
Restructuring and related charges									44	30	130
Net income	712	175	(624)	524	293	361	137	120	787	911	888
Amortization of DAC									3,971	3,807	4,436
Total income tax expense									172	189	412
Property-Liability
Segment Reporting Information
Total underwriting (loss) income									(882)	494	1,000
Net investment income									1,201	1,189	1,328
Income tax benefit (expense) on operations									30	(426)	(560)
Realized capital gains and losses, after-tax									54	(207)	(222)
Gain (loss) on disposition of operations, after-tax										3
Net income									403	1,053	1,546
Amortization of DAC									3,477	3,517	3,615
Total income tax expense									1	314	614
Allstate Protection
Segment Reporting Information
Total underwriting (loss) income									(857)	525	1,032
Discontinued Lines and Coverages
Segment Reporting Information
Total underwriting (loss) income									(25)	(31)	(32)
Allstate Financial
Segment Reporting Information
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									2,716	2,853	3,064
Periodic settlements and accruals on Non Hedge derivative instruments									70	51	14
Contract benefits and interest credited to contractholder funds									(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs									(898)	(804)	(872)
Restructuring and related charges									(1)	3	(25)
Income tax benefit (expense) on operations									(240)	(214)	(148)
Operating income									507	444	336
Realized capital gains and losses, after-tax									250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax									(12)
DAC and DSI (amortization) accretion relating to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax									(108)	(29)	(153)
DAC and DSI unlocking relating to realized capital gains and losses, After-tax									3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax									(45)	(33)	(9)
Gain (loss) on disposition of operations, after-tax									(5)	9	10
Net income									590	42	(452)
Amortization of DAC									494	290	821
Total income tax expense									289	(1)	(66)
Corporate and Other
Segment Reporting Information
Service fees									7	11	9
Net investment income									54	60	52
Operating costs and expenses									(403)	(390)	(419)
Income tax benefit (expense) on operations									126	128	141
Operating income									(216)	(191)	(217)
Realized capital gains and losses, after-tax									20	7	11
Business combination expenses, after-tax									(10)
Net income									(206)	(184)	(206)
Total income tax expense									$ (118)	$ (124)	$ (136)